General	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1: - General

Fiverr International Ltd. was incorporated on April 29, 2010, under the laws of Israel, and commenced operations on the same date.

Fiverr International Ltd. and its subsidiaries (the “Company”) operates a global online marketplace that enables sellers to offer digital services and buyers to purchase them The Company’s platform features an extensive catalog of digital services that spans over hundreds of categories. Buyers can purchase digital services ranging from simple services such as logo design and blog post writing, to complex services such as video creation, website development and social media marketing. Also, the Company offers value-added services including subscription products, advertising solutions and financial tools designed to support marketplace users and enhance their business activities.

Commencing June 13, 2019, the ordinary shares of the Company are traded on the New York Stock Exchange.